Consolidated Statements of Cash Flows kr in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Net profit before tax		$ 1,204		$ 1,326	[1],[2]	$ 817	[1],[2]
Financial income		(408)		(645)	[1]	(299)	[1]
Financial expense		269		291	[1]	254	[1]
Adjustment for non-cash transactions
Share-based compensation expense		128		105	[1]	85	[1]
Depreciation		55		49	[1]	40	[1]
Amortization		16		11	[1]	3	[1]
Impairment losses		32		17	[1]	0	[1]
Change in operating assets and liabilities
Receivables		(166)		(230)	[1]	116	[1]
Inventories		(9)		(1)	[1]	(8)	[1]
Other payables		400		122	[1]	90	[1]
Cash flows from operating activities before financial items		1,521		1,045	[1]	1,098	[1]
Interest received		135		136	[1]	131	[1]
Interest elements of lease payments		(5)		(5)	[1]	(3)	[1]
Interest paid		(5)		0	[1]	0	[1]
Corporate taxes paid		(460)		(50)	[1]	(155)	[1]
Net cash provided by operating activities		1,186		1,126		1,071	[1]
Cash flows from investing activities:
Acquisition of business, net of cash acquired		0		(1,783)	[1]	0	[1]
Acquisition of assets, net of cash acquired		(7,215)		0	[1]	0	[1]
Investment in intangible assets		(18)		(17)	[1]	(1)	[1]
Investment in tangible assets		(37)		(27)	[1]	(53)	[1]
Marketable securities bought		(991)		(1,248)	[1]	(1,578)	[1]
Marketable securities sold		2,622		1,636	[1]	1,451	[1]
Other investments bought		(4)		(8)	[1]	(4)	[1]
Net cash (used in) investing activities		(5,643)		(1,447)	[1]	(185)	[1]
Cash flows from financing activities:
Warrants exercised		23		19	[1]	21	[1]
Principal elements of lease payments		(13)		(9)	[1]	(14)	[1]
Purchase of treasury shares		(430)		(560)	[1]	(81)	[1]
Payment of withholding taxes on behalf of employees on net settled RSUs		(18)		(16)	[1]	(15)	[1]
Proceeds from issuance of borrowings		5,500		0	[1]	0	[1]
Debt issuance costs paid		(273)		0	[1]	0	[1]
Net cash provided by (used in) financing activities		4,789		(566)		(89)	[1]
Changes in cash and cash equivalents		332		(887)	[1]	797	[1]
Cash and cash equivalents at the beginning of the period	[1]	1,380	[3]	2,204	[3]	1,419
Exchange rate adjustments		3		63	[1]	(12)	[1]
Cash and cash equivalents at the end of the period		1,715		1,380	[1],[3]	2,204	[1],[3]
Cash and cash equivalents include:
Bank deposits		1,715		1,369	[1]	2,004	[1]
Short-term marketable securities		0		11	[1]	200	[1]
Cash and cash equivalents at the end of the period		$ 1,715		$ 1,380	[1],[3]	$ 2,204	[1],[3]

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented.
Refer to Note 1.1 and Note 1.4, respectively, for more information.

[2]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.

[3]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.